Other operating items (Tables)	12 Months Ended
Dec. 31, 2019
Other Operating Gains (Losses) [Abstract]
Other operating items
Other operating items comprise the following:

(In US$ millions)	2019	2018	2017
Loss on impairment of goodwill	—	(3.2)	—
Revaluation of contingent consideration	0.7	—	89.9
Gain on sale of assets	—	—	0.8
Total	0.7	(3.2)	90.7